CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	[1]	$ (266,981)	$ 63,852	$ (44,342)
Other comprehensive income (loss), net of tax
Translation adjustments	[1]	2,506	1,427	(9,075)
Translation loss realized through disposition of business	[1]			11,132
Minimum pension liability adjustments	[1]	(6,685)	9,682	3,271
Cash flow hedge adjustments		(378)	26	(128)
Total other comprehensive (loss) income, net of tax		(4,557)	11,135	5,200
Comprehensive (loss) income	[1]	$ (271,538)	$ 74,987	$ (39,142)

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.